T. ROWE PRICE Retirement 2055 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 4 .4%
T. Rowe Price Funds:
New Income Fund  102,011 17,083 28,379 9,317,594 90,753
U.S. Treasury Long-Term Index
Fund  32,345 20,769 6,102 3,128,588 35,603
International Bond Fund (USD
Hedged)  36,497 2,376 5,992 3,278,132 33,371
Dynamic Global Bond Fund  25,032 1,600 3,846 2,343,250 23,526
Emerging Markets Bond Fund  12,456 840 6,950 678,552 7,566
High Yield Fund  13,983 1,100 11,460 660,442 4,379
Floating Rate Fund  6,611 469 6,709 82,694 791
Total Bond Mutual Funds (Cost $ 197,441 ) 195,989
EQUITY MUTUAL FUNDS 94 .2%
T. Rowe Price Funds:
Value Fund  699,376 117,828 132,266 20,970,413 915,988
Growth Stock Fund (2) 835,286 65,678 226,433 8,274,106 822,694
Equity Index 500 Fund  309,986 104,187 105,618 3,604,983 363,491
International Value Equity Fund  276,707 41,521 57,870 23,040,121 340,533
Overseas Stock Fund  290,732 36,573 74,390 26,540,396 329,897
International Stock Fund  274,338 26,466 50,604 14,947,445 322,715
Emerging Markets Stock Fund  179,284 9,000 55,685 3,412,747 193,264
Mid-Cap Growth Fund  162,733 17,008 31,418 1,584,298 182,955
Mid-Cap Value Fund  136,760 17,622 26,583 5,357,394 172,026
Small-Cap Stock Fund  94,656 15,884 25,988 1,770,491 120,482
New Horizons Fund (2) 124,681 18,543 37,834 1,415,935 117,466
Small-Cap Value Fund  81,678 7,823 16,485 1,899,796 110,055
Real Assets Fund  75,416 24,634 14,985 7,974,798 103,353
U.S. Large-Cap Core Fund  18,364 31,852 4,448 1,739,884 53,815
Emerging Markets Discovery
Stock Fund  1,534 38,547 2,125 2,899,250 45,199
Total Equity Mutual Funds (Cost $ 3,052,596 ) 4,193,933

T. ROWE PRICE Retirement 2055 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .5%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 41,560 181,736 156,455 66,841,037 66,841
Total Short-Term Investments (Cost $ 66,841 ) 66,841
Total Investments in Securities 100.1%
(Cost $3,316,878) $ 4,456,763
Other Assets Less Liabilities (0.1)% (2,944)
Net Assets 100.0% $ 4,453,819
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended
February 28, 2021. Net realized gain (loss), investment income, and change in net unrealized gain/
loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 206 $ 740 $ 485
Emerging Markets Bond Fund (303) 1,220 418
Emerging Markets Discovery Stock Fund 810 7,243 286
Emerging Markets Stock Fund 10,447 60,665 2,271
Equity Index 500 Fund 21,121 54,936 5,021
Floating Rate Fund (144) 420 195
Growth Stock Fund 102,542 148,163 —
High Yield Fund 302 756 582
International Bond Fund (USD Hedged) 349 490 513
International Stock Fund 11,440 72,515 3,470
International Value Equity Fund 1,838 80,175 8,180
Mid-Cap Growth Fund 14,197 34,632 327
Mid-Cap Value Fund 6,038 44,227 2,685
New Horizons Fund 27,558 12,076 —
New Income Fund 1,612 38 2,074
Overseas Stock Fund 3,906 76,982 6,657
Real Assets Fund 1,569 18,288 1,970
Small-Cap Stock Fund 6,731 35,930 660
Small-Cap Value Fund 3,697 37,039 915
U.S. Large-Cap Core Fund 1,283 8,047 516
U.S. Treasury Long-Term Index Fund 6,382 (11,409) 479
Value Fund 33,343 231,050 13,210
U.S. Treasury Money Fund, 0.09% — — 137
Totals $ 254,924 # $ 914,223 $ 51,051 +
 0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $95,042 of the net realized gain (loss).
+ Investment income comprised $51,051 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2055 Fund  (the fund)  is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2055 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F164-054Q3 02/21